John Hancock Funds II

Supplement dated August 17, 2010

to the Prospectus dated April 30, 2010

John Hancock Retirement Distribution Portfolio

John Hancock Retirement Rising Distribution Portfolio

As of August 17, 2010, Don Rich is a portfolio manager for the John Hancock Retirement Distribution Portfolio and John Hancock Retirement Rising Distribution Portfolio. The following information supplements the portfolio manager information in the Fund Summary section of the Prospectus:

Don Rich

Vice President and Portfolio Manager

Portfolio Manager of the fund since 2010

The following information supplements the portfolio manager information in the Fund Details section of the Prospectus:

Don Rich

•         Portfolio manager of the fund since 2010

•         Head of Tactical Asset Allocation, Vice President and Portfolio Manager, MFC Global (U.S.A.)

•         Joined MFC Global (U.S.A.) in 2010

•         Vice President and Portfolio Manager and Director of Foreign Exchange Research, Harvard Management Company, 2007-2009; Vice President and Portfolio Manager and Director of Foreign Exchange Research, Wellington Management Company, 2004-2006

John Hancock Funds II

Supplement dated August 17, 2010

to the Statement of Additional Information dated April 30, 2010

APPENDIX B — FUND MANAGER INFORMATION

The following supplements the information presented in the Table in the Appendix B to the SAI regarding the portfolio managers of Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio:

FUND MANAGER INFORMATION

Trust Manager (Worldwide)	Registered Investment Company Accounts (Worldwide)	Assets Managed	Pooled Investment Vehicle Accounts (Worldwide)	Assets Managed	Other Accounts	Assets Managed
Don Rich (as of August 17, 2010)	0	0	0	$0	0	$0

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